Loans, Impaired Loans and Allowance for Credit Losses - Schedule of Loans at Amortized Cost (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Gross carrying amount [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	$ 750,335	$ 642,612
Gross carrying amount [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	349,279	319,678
Gross carrying amount [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	99,431	91,540
Gross carrying amount [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	14,518	12,450
Gross carrying amount [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	287,107	218,944
Net Carrying Amount [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	744,987	636,986
Net Carrying Amount [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	348,380	318,876
Net Carrying Amount [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	97,294	89,199
Net Carrying Amount [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	13,435	11,239
Net Carrying Amount [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	285,878	217,672
Financial assets individually assessed for credit losses [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	5,348	5,626
Financial assets individually assessed for credit losses [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	899	802
Financial assets individually assessed for credit losses [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	2,137	2,341
Financial assets individually assessed for credit losses [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	1,083	1,211
Financial assets individually assessed for credit losses [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	$ 1,229	$ 1,272